Employee Benefits - Accumulated Actuarial Gains (Losses), Net of Tax Recognized in Other Comprehensive Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of defined benefit plans [abstract]
Beginning	₩ (514,845)	₩ (396,297)	₩ (502,066)
Current actuarial gains (losses)	(95,345)	(118,548)	105,769
Ending	₩ (610,190)	₩ (514,845)	₩ (396,297)